DEBT (Details)										1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares	Sep. 21, 2016	Jun. 03, 2016 USD ($) $ / shares	Jul. 29, 2015 USD ($) $ / shares	Jul. 01, 2015 USD ($)	May 04, 2015	May 01, 2015	Dec. 31, 2014 USD ($)	Oct. 30, 2014 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 29, 2015 $ / shares shares	Oct. 30, 2014 USD ($) $ / shares	Oct. 21, 2014 $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Feb. 28, 2015	Jan. 31, 2014 USD ($) $ / shares	Jan. 21, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
DEBT (Details) [Line Items]
Repayments of Notes Payable																		$ 917,307	$ 4,701	$ 6,337	$ 5,356
Debt Conversion, Converted Instrument, Amount																		550,000
Debt Instrument, Maturity Date										Sep. 21, 2018
Extinguishment of Debt, Amount															$ 1,728,280
Debt Instrument, Unamortized Discount	$ 2,419,800							$ 1,352,510		$ 2,419,800					2,419,800			2,419,800		279,435	1,352,510
Interest Expense															$ 5,276,550		$ 166,306	5,381,125	314,011	300,669	244,771
Fair Value Assumptions, Risk Free Interest Rate	0.77%	0.92%				0.60%	0.60%	0.60%
Fair Value Assumptions, Expected Volatility Rate	146.00%	146.00%				133.00%	133.00%	129.00%
Amortization of Debt Discount (Premium)																				1,371,607	$ 755,725
Infinity Capital [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																						5.00%
Repayments of Notes Payable					$ 309,000
Interest Expense, Other																		26,540		60,000
Accrued Expense																				$ 11,700
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																						5.00%
Accured expense																		$ 38,268
10% Private Placement [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																				10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.08									$ 1.08					$ 1.08			$ 1.08
Debt Instrument, Convertible, Terms of Conversion Feature																$358,000
Convertible Debt	$ 300,000									$ 300,000					$ 300,000			$ 300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years							18 months
Repayments of Convertible Debt										$ 359,000
10% Private Placement [Member] | Maturity Date Extension [Member]
DEBT (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 1.07
Debt Instrument, Maturity Date			Jan. 31, 2017
Issuance of Stock and Warrants for Services or Claims			$ 659,000
Additional Collateral, Aggregate Fair Value			$ 358,000
Fair Value Assumptions, Risk Free Interest Rate			1.20%
Fair Value Assumptions, Expected Volatility Rate			151.00%
10% Private Placement [Member] | Infinity Capital [Member]
DEBT (Details) [Line Items]
Interest Expense, Other																				$ 14,000
Accrued Expense																				7,300
Notes Payable																				309,000
Repayments of Convertible Debt										347,000
10% Private Placement [Member] | Maximum [Member]
DEBT (Details) [Line Items]
Notes Payable																				2,000,000
10% Private Placement [Member] | Minimum [Member]
DEBT (Details) [Line Items]
Notes Payable																				$ 25,000
14% Mortgage [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									14.00%				14.00%
Notes Payable									$ 600,000				$ 600,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares												225,000		600,000
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares												$ 1.20		$ 4.40
12% Convertible Notes [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																									12.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																				64,225	97,773
Convertible Notes Payable																									$ 530,000
Debt Instrument Individual Principal Amount	$ 2,450,000									$ 2,450,000					$ 2,450,000			$ 2,450,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 5.00
Debt Conversion, Converted Instrument, Amount																				$ 321,123	$ 488,669
Debt Instrument, Convertible, Terms of Conversion Feature																				The December 2013 Issuance and the January 2014 Issuance (collectively, the “12% Convertible Notes”) included a provision that if the trading stock price exceeded $10 for twenty consecutive trading days and the daily volume for those twenty consecutive trading days exceeds 25,000 shares, then the 12% Convertible Notes convert into shares of our common stock on or after December 1, 2015.
Debt Instrument, Convertible, Threshold Trading Volumne (in Shares) | shares																				25,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	12.00%									12.00%					12.00%			12.00%
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares										9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										3 years
Extinguishment of Debt, Amount																			$ 1,728,280
Debt Instrument, Unamortized Discount	$ 2,450,000									$ 2,450,000					$ 2,450,000			$ 2,450,000
Interest Expense										$ 5,189,000
Debt Conversion, Original Debt, Amount																				$ 321,123
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares																				$ 10
Debt Instrument, Convertible, Threshold Trading Days																				20
12% Convertible Notes [Member] | Default [Member]
DEBT (Details) [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	18.00%									18.00%					18.00%			18.00%
12% Convertible Notes [Member] | Automatic Conversion [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																				266,000
Debt Conversion, Converted Instrument, Amount																				$ 1,330,000
Debt Conversion, Original Debt, Amount																				$ 1,330,000
12% Convertible Notes [Member] | Warrants 1 [Member]
DEBT (Details) [Line Items]
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares										$ 0.35
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares										4,500,000
12% Convertible Notes [Member] | Warrants 2 [Member]
DEBT (Details) [Line Items]
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares										$ 0.70
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares										4,500,000
12% Convertible Notes [Member] | 10% Private Placement [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 300,000
12% Convertible Notes [Member] | 14% Mortgage [Member]
DEBT (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount										250,000
12% Convertible Notes [Member] | Maximum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																									$ 150,000
12% Convertible Notes [Member] | Minimum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																									10,000
January 2014 Issuance [Member]
DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																							12.00%
Convertible Notes Payable																							$ 1,605,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																							$ 5.00
January 2014 Issuance [Member] | Maximum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																							$ 200,000
January 2014 Issuance [Member] | Minimum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																							$ 10,000
Pueblo West Property [Member]
DEBT (Details) [Line Items]
Notes Payable																									$ 170,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																									$ 5.00
Debt Instrument Individual Principal Amount																									$ 170,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 5.00
Debt Instrument, Monthly Payment																									$ 1,674
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																									8.50%
Repayments of Convertible Debt				$ 153,189
12% September 2016 [Member]
DEBT (Details) [Line Items]
Convertible Debt	$ 3,000,000									3,000,000					$ 3,000,000			$ 3,000,000
8% August 2016 [Member]
DEBT (Details) [Line Items]
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares											$ 0.78
Debt Instrument Individual Principal Amount											$ 50,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate											8.00%
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares											100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											3 years
Convertible Debt, Fair Value Disclosures											$ 31,100
10.0% private placement, due May 1, 2016 [Member] | Infinity Capital [Member]
DEBT (Details) [Line Items]
Interest Expense, Other																		22,500
Notes Payable	309,000									309,000					309,000			309,000
The Greenhouse [Member]
DEBT (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 1.20					$ 4.40			$ 1.20	$ 4.40
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									14.00%				14.00%
Convertible Debt	$ 250,000								$ 600,000	250,000			$ 600,000		$ 250,000			$ 250,000
Debt Instrument, Maturity Date									Oct. 21, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				2 years
Repayments of Convertible Debt										350,000
Issuance of Stock and Warrants for Services or Claims				$ 225,000									$ 600,000
Amortization of Debt Discount (Premium)										$ 13,280
Unsecured Debt [Member]
DEBT (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																								$ 5.00	$ 5.00
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																								12.00%	12.00%
Convertible Debt																								$ 1,605,000	$ 530,000
Debt Instrument, Unamortized Discount																								1,605,000
Unsecured Debt [Member] | Maximum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																								200,000	150,000
Unsecured Debt [Member] | Minimum [Member]
DEBT (Details) [Line Items]
Debt Instrument Individual Principal Amount																								$ 10,000	$ 10,000